Pensions and Other Benefit Plans (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Retirement Plans [Member]
Change in Benefit Obligation
Projected benefit obligation - beginning of year	$ 17,424	$ 14,993
Service cost	722	638	550
Interest cost	878	853	791
Plan participant contributions	35	54
Amendments	12	(24)
Actuarial losses	2,662	1,698
Divestitures & acquisitions	629	14
Curtailments & settlements & restructuring	(6)	(6)
Benefits paid from plan	(697)	(659)
Effect of exchange rates	170	(137)
Projected benefit obligation - end of year	21,829	17,424	14,993
Other Benefit Plans [Member]
Change in Benefit Obligation
Projected benefit obligation - beginning of year	3,790	3,572
Service cost	175	149	134
Interest cost	165	188	202
Plan participant contributions	0	0
Amendments	0	0
Actuarial losses	459	213
Divestitures & acquisitions	0	0
Curtailments & settlements & restructuring	0	0
Benefits paid from plan	(432)	(320)
Effect of exchange rates	2	(12)
Projected benefit obligation - end of year	$ 4,159	$ 3,790	$ 3,572